Related Parties - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX board of directors	$ 47	$ 887	$ 43	$ 802	$ 36	$ 579
Performance Bonuses [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX board of directors	35	661	32	595	25	402
Executive Share-Based Compensation Programs [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX board of directors	$ 12	$ 227	$ 11	$ 207	$ 11	$ 177